Note 21 - Financial Income, Net - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest income		€ 19	€ 18	€ 21
Interest expense		(111)	(44)	(57)
Warrants exercised / forfeited		889	625	174
Changes in fair value of Financial Instrument (1)	[1]		2,044	3,811
Total		€ 797	€ 2,643	€ 3,949

[1]	For more details on the fair value of Financial Instruments, please refer to Notes 14-2 and 25.